STATEMENT OF INVESTMENTS
BNY Mellon Income Stock Fund

November 30, 2022 (Unaudited)

Description	Shares	Value ($)
Common Stocks - 92.6%
Automobiles & Components - .9%
General Motors Co.	114,083	4,627,206
Banks - 9.7%
Bank of America Corp.	252,047	9,539,979
Comerica Inc.	87,416	6,271,224
JPMorgan Chase & Co.	130,845	18,080,162
U.S. Bancorp	292,556	13,279,117
		47,170,482
Capital Goods - 9.9%
Caterpillar Inc.	32,883	7,773,870
Eaton Corp. PLC	60,740	9,927,953
Hubbell Inc.	18,770	4,768,706
L3Harris Technologies Inc.	29,858	6,780,155
Northrop Grumman Corp.	8,594	4,583,094
Raytheon Technologies Corp.	143,646	14,180,733
		48,014,511
Consumer Services - 2.3%
International Game Technology PLC	447,994	10,993,773
Diversified Financials - 9.1%
Ameriprise Financial Inc.	15,901	5,278,337
CME Group Inc.	55,858	9,858,937
Morgan Stanley	148,091	13,782,829
The Goldman Sachs Group Inc.	27,520	10,626,848
Voya Financial Inc.	74,539	4,918,083
		44,465,034
Energy - 12.3%
ConocoPhillips	47,282	5,839,800
EOG Resources Inc.	60,217	8,546,599
EQT Corp.	80,438	3,411,376
Exxon Mobil Corp.	175,053	19,490,401
Hess Corp.	33,171	4,773,639
Marathon Petroleum Corp.	66,358	8,083,068
Schlumberger Ltd.	184,210	9,496,025
		59,640,908
Food, Beverage & Tobacco - 4.0%
British American Tobacco PLC, ADR	201,221	8,304,391
Bunge Ltd.	69,318	7,267,299
PepsiCo Inc.	20,091	3,727,081
		19,298,771

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 92.6% (continued)
Health Care Equipment & Services - 3.7%
Medtronic PLC	128,811		10,181,222
UnitedHealth Group Inc.	13,957		7,645,086
			17,826,308
Insurance - 7.9%
Assurant Inc.	29,021		3,721,073
Chubb Ltd.	76,296		16,753,839
Everest Re Group Ltd.	13,571		4,586,184
MetLife Inc.	100,315		7,694,161
The Allstate Corp.	41,457		5,551,092
			38,306,349
Materials - 2.7%
Freeport-McMoRan Inc.	333,120		13,258,176
Media & Entertainment - 6.1%
Comcast Corp., Cl. A	179,473		6,575,891
Omnicom Group Inc.	125,138		9,981,007
The Interpublic Group of Companies	384,079		13,196,954
			29,753,852
Pharmaceuticals Biotechnology & Life Sciences - 9.0%
AbbVie Inc.	45,274		7,297,263
Eli Lilly & Co.	20,941		7,770,786
Gilead Sciences Inc.	162,330		14,257,444
Sanofi, ADR	318,042	[a]	14,423,205
			43,748,698
Semiconductors & Semiconductor Equipment - 2.0%
Applied Materials Inc.	57,578		6,310,549
Qualcomm Inc.	28,070		3,550,574
			9,861,123
Software & Services - 1.1%
Fidelity National Information Services Inc.	73,652		5,345,662
Technology Hardware & Equipment - 6.2%
Cisco Systems Inc.	373,941		18,592,347
Corning Inc.	124,104		4,235,670
Hewlett Packard Enterprise Co.	451,504		7,576,237
			30,404,254
Utilities - 5.7%
Constellation Energy Corp.	130,517		12,545,294
Exelon Corp.	161,924		6,698,796
NextEra Energy Partners LP	42,675		3,434,911
PPL Corp.	169,010		4,989,175
			27,668,176
Total Common Stocks (cost $364,765,417)			450,383,283

	Preferred Dividend Yield (%)
Preferred Stocks - 3.1%
Health Care Equipment & Services - 3.1%
Becton Dickinson & Co. (cost $15,512,631)	6.36	309,395		15,277,925
	1-Day Yield (%)
Investment Companies - 4.2%
Registered Investment Companies - 4.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $20,234,930)	3.94	20,234,930	[b]	20,234,930
Total Investments (cost $400,512,978)		99.9%		485,896,138
Cash and Receivables (Net)		.1%		658,145
Net Assets		100.0%		486,554,283

ADR—American Depository Receipt

a Non-income producing security.

b Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Income Stock Fund

November 30, 2022 (Unaudited)

The following is a summary of the inputs used as of November 30, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	450,383,283	-	-	450,383,283
Equity Securities - Preferred Stocks	15,277,925	-	-	15,277,925
Investment Companies	20,234,930	-	-	20,234,930

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust's Board of Trustees (the "Board") has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At November 30, 2022, accumulated net unrealized appreciation on investments was $85,383,160, consisting of $93,176,176 gross unrealized appreciation and $7,793,016 gross unrealized depreciation.

At November 30, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.